Consolidated cash flow statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net profit (loss) for the year	€ (2,153)	€ 13,145	€ (7,193)
Non-cash and operational adjustments
Depreciation of property, plant & equipment	14,940	15,574	14,932
Amortization and impairment of intangible assets	7,628	4,975	4,742
Impairment of goodwill and intangible assets from business combinations		177	4,606
Share-based payment expense	(140)	(1,036)	752
Loss (gain) on disposal of property, plant & equipment	347	210	10
Movement in provisions	1,781	99	137
Movement in reserve for bad debt and slow moving inventory	(23)	255	516
Financial income	(6,114)	(5,620)	(2,300)
Financial expense	4,420	4,101	5,821
Impact of foreign currencies	(39)	40	61
Share in loss of joint venture (equity method)			39
Income taxes and deferred taxes	975	591	(1,049)
Fair value adjustment			(1,093)
Working capital adjustment and income tax paid
Decrease (increase) in trade receivables and other current assets	(6,330)	(10,920)	9,205
Decrease (increase) in inventories and contracts in progress	(5,011)	(1,423)	2,724
Increase in trade payables and other payables	12,365	6,453	583
Income tax paid	(1,425)	(1,152)	(2,618)
Interest received	1,067	376	103
Net cash flow from operating activities	22,288	25,845	29,978
Investing activities
Purchase of property, plant & equipment	(21,608)	(7,934)	(11,032)
Purchase of intangible assets	(3,165)	(3,788)	(6,618)
Proceeds from the sale of property, plant, equipment and intangibles (net)	205	462	552
Acquisition of subsidiary (net of cash)	(29,293)	(875)	(8,031)
Convertible loan granted		(999)	(2,836)
Other equity investments in non-listed entities			(300)
Net cash flow used in investing activities	(53,861)	(13,134)	(28,265)
Financing activities
Repayment of loans & borrowings	(17,708)	(14,277)	(13,736)
Repayment of leases	(3,379)	(3,775)	(3,640)
Capital increase in parent company	23	88,117	4,112
Interest paid	(1,990)	(2,326)	(2,268)
Other financial income (expense), net	544	3,417	(1,356)
Net cash flow from financing activities	(22,510)	71,156	(16,888)
Net increase/(decrease) of cash and cash equivalents	(54,082)	83,867	(15,175)
Cash and cash equivalents at beginning of the year	196,028	111,538	128,897
Exchange rate differences on cash and cash equivalents	(1,078)	624	(2,184)
Cash and cash equivalents at end of the year	€ 140,867	€ 196,028	€ 111,538